Share-Based Compensation - 2013 Incentive Scheme (Detail) - 2013 Incentive Scheme ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 CNY (¥) $ / shares shares	Dec. 31, 2018 $ / shares shares	Jun. 30, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares	Dec. 31, 2018 CNY (¥)
Number of shares
Outstanding at the beginning of the year | shares	0	33,273,025	44,791,941
Granted | shares			0
Forfeited | shares			(3,417,123)
Exercised | shares		(4,852,510)	(2,111,674)
Outstanding Modified | shares					(28,420,515)	(5,990,119)
Outstanding at the end of the year | shares		0	33,273,025	44,791,941
Vested and expected to vest at end of year | shares | shares	0
Exercisable | shares | shares	0
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share)		$ 0.34	$ 0.33
Granted (in dollars per share)			0
Forfeited (in dollars per share)			0.34
Exercised (in dollars per share)		0.34	0.15
Outstanding at the end of the year Modified (in dollars per share)					$ 0.34	$ 0.33
Outstanding at the end of the year (in dollars per share)			0.34	$ 0.33
Weighted Average Grant Date Fair Value
Outstanding at beginning of year (in dollars per share)		1.13	1.13
Granted (in dollars per share)			0
Forfeited (in dollars per share)			1.02
Exercised (in dollars per share)		$ 1.1	1.59
Outstanding at end of year Modified (in dollars per share)					$ 1.13	$ 1.06
Outstanding at end of year (in dollars per share)			$ 1.13	$ 1.13
Weighted Average Remaining Contractual Term
Outstanding		4 years 3 days	5 years 3 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value | ¥			$ 765				¥ 12,546
Unvested at beginning of year | shares	4,254,730	4,909,057	0
Number of ordinary shares, Granted | shares	5,773,520	1,600,000
Number of ordinary shares, Vested | shares	(1,416,898)	(30,310,465)	(1,052,547)
Number of ordinary shares, Forfeited | shares	(1,014,882)	(364,377)	(28,515)
Unvested Modified | shares					28,420,515	5,990,119
Unvested at end of year | shares	7,596,470	4,254,730	4,909,057	0
Unvested at beginning of year (in dollars per share)	$ 0.64	$ 1.06	$ 0
Granted (in dollars per share)	0.17	0.21
Vested (in dollars per share)	0.79	1.33	1.02
Forfeited (in dollars per share)	0.81	0.9	1.33
Unvested at end of year Modified (in dollars per share)					$ 1.33	$ 1.15
Unvested at end of year (in dollars per share)	$ 0.23	$ 0.64	$ 1.06	$ 0
Restricted shares with an option feature
Aggregate Intrinsic Value
Risk-free interest rates, minimum				2.97%
Risk-free interest rates, maximum				3.58%
Expected volatility range, minimum				56.30%
Expected volatility range, maximum				57.20%
Expected dividend yield				0.00%
Expected exercise multiple				2.2
Restricted shares with an option feature | Minimum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)				$ 1.06
Fair value per option granted (US$)				0.79
Restricted shares with an option feature | Maximum [Member]
Aggregate Intrinsic Value
Fair value of ordinary share (US$)				1.43
Fair value per option granted (US$)				$ 1.15